Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating losses carry forward	$ 7,262	$ 8,786
Research and development	1,473	1,534
Other	3,678	2,959
Deferred tax assets before valuation allowance	12,413	13,279
Valuation allowance	(7,001)	(7,486)
Deferred tax assets	5,412	5,793
Deferred tax liabilities:
Capitalized software development costs	(3,211)	(2,738)
Acquired intangibles	(10,000)	(9,060)
Property and equipment	(270)	(489)
Undistributed earnings	(437)
Other	(210)	(57)
Deferred tax liabilities	(14,128)	(12,344)
Deferred tax liabilities, net	(8,716)	(6,551)
Deferred tax assets, net	2,965	2,620
Deferred tax liabilities, net	(11,681)	(9,171)
Deferred tax liabilities, net	$ (8,716)	$ (6,551)